Insurance contracts in the financial services business - Summary of disclosure of changes in accumulated other comprehensive income for financial assets (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Reconciliation of reserve of gains and losses on financial assets measured at fair value through other comprehensive income related to insurance contracts to which paragraphs C18(b), C19(b), C24(b) and C24(c) of IFRS 17 have been applied [abstract]
Beginning balance of the fiscal year	¥ 9,445
Net change in fair value	778,509
Net amount reclassified to profit or loss	1,142
Related income tax	(225,613)
Ending balance of the fiscal year	¥ 563,483